Average Annual Total Returns - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2024
Fidelity Advisor International Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.60%
Past 5 years	9.30%
Past 10 years	5.56%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.64%
Past 5 years	9.15%
Past 10 years	5.46%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.18%
Past 5 years	7.41%
Past 10 years	4.51%
Fidelity Advisor International Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.59%
Past 5 years	9.77%
Past 10 years	5.52%
Fidelity Advisor International Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.97%
Past 5 years	9.51%
Past 10 years	5.49%
Fidelity Advisor International Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	20.87%
Past 5 years	10.93%
Past 10 years	6.50%
Fidelity Advisor International Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	21.02%
Past 5 years	11.07%
Past 10 years	6.63%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS270
Average Annual Return:
Past 1 year	17.75%
Past 5 years	8.97%
Past 10 years	5.31%